Note 13 - Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of shares
	Incentive Stock Option	Non-Incentive Stock Option	Weighted Average Exercise Price
Balance outstanding as of January 1, 2010	148,750	136,704	$19.40
Granted	46,000	45,000	5.24
Exercised	-	-	-
Forfeited	-	(10,875)	10.50
Balance outstanding as of December 31, 2010	194,750	170,829	16.14
Granted	-	-	-
Exercised	-	-	-
Forfeited	(10,250)	(3,829)	17.51
Balance outstanding as of December 31, 2011	184,500	167,000	16.09
Granted	-	-
Exercised	(2,003)	-	6.18
Forfeited	(7,997)	-	6.18
Balance outstanding as of December 31, 2012	174,500	167,000	$16.38
Options exercisable as of December 31, 2012	130,900	131,000	$18.95

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
December 31, 2010
Dividends per share	$-
Risk-free interest rate	2.15%
Expected life of options (years)	5
Weighted-average volatility	42.62%
Weighted-average fair value of options granted during year	$2.04

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
Beginning ESOP shares	344,454
Released shares	(321,836)
Shares committed for release	(22,618)
Unreleased shares	-

Fair value of unreleased shares	-